Intangible Assets (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss	$ 588,822
Amortization expense	$ 77,643	$ 111,893